Mineral Rights - Additional Information (Detail)	3 Months Ended	6 Months Ended		12 Months Ended			144 Months Ended	150 Months Ended	12 Months Ended
	Jun. 30, 2012 AUD	Jun. 30, 2013 AUD	Jun. 30, 2012 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD	Dec. 31, 2012 AUD	Jun. 30, 2013 AUD	Dec. 31, 2012 Merlin Diamonds Ltd AUD
Mineral Rights [Line Items]
Acquisition mineral rights									18,873,000
Amortization of mineral rights	349,000	350,000	699,000	1,450,000	1,398,000	1,398,000	4,777,000	5,128,000
Mineral rights				$ 14,621,000	14,095,000	15,493,000	14,095,000